RELATED PARTY TRANSACTIONS (Details Narrative)											3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2021 USD ($) shares	Sep. 15, 2021 USD ($) shares	Dec. 03, 2020 shares	Mar. 11, 2020 USD ($) $ / shares shares	Feb. 15, 2020 shares	Feb. 14, 2020 USD ($) $ / shares shares	Feb. 12, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Apr. 07, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) Integer $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 26, 2018 shares
Related Party Transaction [Line Items]
Issuance of common stock in connection with sales made under private offerings, share									224,711,111
Stock Issued During Period, Value, Conversion of Convertible Securities | $													$ 642,018			$ 228,598
Number of common stock issued, value | $				$ 76,926					$ 270,255		$ 642,018	$ 100,000	$ 816,650	$ 320,000	$ 320,000	$ 123,500
Number of options outstanding and vested, issued															119,917,140	360,000
Stock price, maximum | $ / shares									$ 0.0012
Expected dividend rate													0.00%		0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term															5 years	5 years
Remaining contractual life (years)															3 years 7 months 6 days
Proceeds from issuance of share based compensation | $													$ 1,950
Expected dividend yield, percent									0
Expected term									5 years
Loss on extinguishment of debt | $									$ 68,015				(224,812)			$ (67,694)
Unamortized debt discounts | $															0	$ 153,000
Purchase of warrants																241,000,000	488,000
Proceeds from issuance of common stock | $													$ 891,650	320,000	320,000	$ 123,910
Loss on exchange of equity | $														$ 76,926	$ 76,926
Lancaster Brazil Fund [Member]
Related Party Transaction [Line Items]
Issuance of common stock in connection with sales made under private offerings, share				53,947,368
Number of common stock issued, value | $				$ 76,926
Loss on exchange of equity | $				$ 76,926
Measurement Input, Risk Free Interest Rate [Member]
Related Party Transaction [Line Items]
Fair value assumptions, risk free interest rate									2.50
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock in connection with sales made under private offerings, share												(62,500,000)	136,219,930	232,500,000	420,000,000	235,584,906
Stock Issued During Period, Value, Conversion of Convertible Securities | $
Number of common stock issued, value | $												$ (62,500)	$ 136,220	$ 232,500	$ 420,000	$ 235,585
Number of options outstanding and vested, issued
Stock Option Exercised													117,046,100
Common stock options outstanding											2,179,700		2,179,700		119,917,140
Remaining contractual life (years)													3 years 7 months 6 days
share based compensation exercise price per share | $ / shares
Share based compensation intrinsic value | $
Weighted average exercise price | $ / shares
Loss on exchange of equity | $														$ 53,947	$ 53,947
Minimum [Member] | Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Related Party Transaction [Line Items]
Fair value assumptions, risk free interest rate									230.1
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Related Party Transaction [Line Items]
Fair value assumptions, risk free interest rate									1,271.02
Marc Fogassa [Member]
Related Party Transaction [Line Items]
Stock Option Exercised													120,000
Marc Fogassa [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Option Exercised													195,000
Marc Fogassa [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stock price, maximum | $ / shares											$ 0.19		$ 0.19
Marc Fogassa [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock price, maximum | $ / shares											$ 1.45		$ 1.45
Jupiter Gold [Member]
Related Party Transaction [Line Items]
Issuance of common stock in connection with sales made under private offerings, share									505,600
Number of options outstanding and vested, issued													20,826
Stock price, maximum | $ / shares									$ 0.001
Common stock options outstanding											2,270,000		2,270,000
Remaining contractual life (years)													3 years 1 month 6 days
share based compensation exercise price per share | $ / shares													$ 0.86
Share based compensation intrinsic value | $											$ 489,450		$ 489,450
Apollo Resource Corporation [Member]
Related Party Transaction [Line Items]
Shares based compensation gross, value | $													$ 217,129
Expected dividend rate													0.00%
Expected volatility rate minimum													49.20%
Volatility rate, maximum													98.30%
Risk free interest rate minimum													0.68%
Risk free interest rate maximum													1.75%
Common stock options outstanding											0		0
Apollo Resource Corporation [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stock price, maximum | $ / shares											$ 0.10		$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													5 years
Apollo Resource Corporation [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock price, maximum | $ / shares											4.00		$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													10 years
Apllo Resources [Member]
Related Party Transaction [Line Items]
Stock Option Exercised													195,000
Jupiter Gold Corporation [Member]
Related Party Transaction [Line Items]
Debt bears interest percentage						6.00%
Issuance of common stock in connection with sales made under private offerings, share						67,000	180,500
Exercise price, maximum | $ / shares						$ 0.60
Common stock options outstanding															2,295,000
Remaining contractual life (years)															2 years 6 months
Number of stock shares sold							900,000
Purchase of warrants						67,000	180,500
Share issued price per share | $ / shares							$ 0.60
Debt loan amount | $						$ 225,000
Debt maturity date						Dec. 31, 2023
Conversion of stock shares converted					375,000
Weighted average exercise price | $ / shares															$ 1.00
Brazil Minerals, Inc. [Member]
Related Party Transaction [Line Items]
Issuance of common stock in connection with sales made under private offerings, share							50,000,000
Purchase of warrants							50,000,000
Share issued price per share | $ / shares							$ 0.0015
Brazil Minerals, Inc. [Member] | Accredited Investors [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of common stock | $							$ 250,000
Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of stock price, description	The conversion rate was modified from $0.0003 per share of common stock to $3.00 per share of Series D Stock due to the change in the underlying security.
Conversion of stock shares converted	10,000
Series D Preferred Stock [Member] | Marc Fogassa [Member]
Related Party Transaction [Line Items]
Convertible notes, principal amount | $	$ 75,276	$ 75,276
Issuance of common stock in connection with sales made under private offerings, share		214,006
Stock Issued During Period, Value, Conversion of Convertible Securities | $		$ 566,743
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Convertible principal amount | $								$ 61,724	$ 202,240	$ 445,628
Trading days | Integer										20
Convertible conversion price per share | $ / shares								$ 0.0003	$ 0.00045	$ 0.0001
Debt discounts conversion features | $								$ 61,724	$ 261,631	$ 445,628
Convertible notes, principal amount | $									$ 261,631
Debt bears interest percentage								6.00%	6.00%
Issuance of common stock in connection with sales made under private offerings, share			161,636,427	200,000					224,711,111
Number of common stock issued, value | $				$ 280
Exercise price, maximum | $ / shares				$ 0.0014
Stock price, maximum | $ / shares									$ 0.00001
Unamortized debt discounts | $															$ 30,862
Marc Fogassa [Member]
Related Party Transaction [Line Items]
Number of options outstanding and vested, issued													315,000		375,000
Shares based compensation gross, value | $													$ 148,853		$ 74,357	$ 116,095
Expected volatility rate minimum															63.10%	63.10%
Risk free interest rate minimum													0.81%		0.21%	1.39%
Risk free interest rate maximum													1.75%		1.69%	2.56%
Exercise price, maximum | $ / shares																$ 1.00
Marc Fogassa [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Expected volatility rate minimum													97.30%
Volatility rate, maximum													211.50%
Marc Fogassa [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise price, maximum | $ / shares											0.01		$ 0.01		$ 0.01
Stock price, maximum | $ / shares															0.30	0.275
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													5 years
Marc Fogassa [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price, maximum | $ / shares											1.00		$ 1.00		1.04
Stock price, maximum | $ / shares															$ 0.53	$ 1.125
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													10 years
Marc Fogassa [Member] | Apollo Resource Corporation [Member]
Related Party Transaction [Line Items]
Exercise price, maximum | $ / shares											$ 0.01		$ 0.01
Number of options outstanding and vested, issued													150,000